Capital Shares (Tables)	6 Months Ended
Dec. 31, 2024
Capital Shares [Abstarct]
Schedule of Share Option of Black-Scholes Option Pricing Model	For the six months ended December 31, 2024, we recorded an expense of $8,333. The range of assumptions used in determining the fair value of the share option was as follows:
Expected term in years	7 years
Risk-free interest rate	4.44%
Annual expected volatility	300.0%
Dividend yield	0.00%
The assumptions used in determining the fair value of the warrants were as follows:
Expected term in years	3 to 5 years
Risk-free interest rate	4.00% to 4.44%
Annual expected volatility	300.0%
Dividend yield	0.00%

Schedule of Activity related to the Share Option

Activity related to the share option for the six months ended December 31, 2024 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, June 30, 2024	50,000	$2.00
Activity during the six months ended December 31, 2024	—	—
Outstanding, December 31, 2024	50,000	2.00
Exercisable, end of period	—	$—	6.4	$0

Schedule of Activity Related to the Warrants

Activity related to the warrants for the six months ended December 31, 2024 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, June 30, 2024	1,363,750	$1.00
Activity during the six months ended December 31, 2024	—	$—
Outstanding, December 31, 2024	1,363,750	$1.00
Exercisable, end of period	1,363,750	$1.00	1.7	$0